Schedule of Investments
August 31, 2025 (unaudited)
Towpath Technology Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 87.23%

Biological products (No Diagnostic Substances) - 1.62%
Biogen, Inc. (2)	970	128,253

Computer & Office Equipment - 2.62%
HP, Inc.	3,000	85,620
International Business Machines Corp.	500	121,745

		207,365

Computer Communications Equipment - 5.57%
Cisco Systems, Inc.	3,400	234,906
F5, Inc. (2)	660	206,672

		441,578

Computer Peripheral Equipment, NEC - 1.69%
Fortinet, Inc. (2)	1,700	133,909

Computer Storage Devices - 2.01%
NetApp, Inc.	1,410	159,034

Credit Services - 2.61%
PayPal Holdings, Inc. (2)	2,950	207,061

Electronic Computers - 4.07%
Apple, Inc.	1,390	322,675

Optical Instruments & Lenses - 3.96%
KLA Corp.	360	313,920

Radio & Tv Broadcasting & Communications Equipment - 2.13%
QUALCOMM, Inc.	1,050	168,767

Retail-Catalog & Mail-Order Houses - 1.79%
Amazon.com, Inc. (2)	620	141,980

Semiconductors & Related Devices - 2.14%
Photronics, Inc. (2)	7,484	169,662

Services-Business Services - 5.84%
Accenture plc Class A (Ireland)	395	102,688
Alibaba Group Holding Ltd. (2)	1,100	148,500
eBay, Inc.	1,650	149,507
International Money Express, Inc. (2)	4,300	62,350

		463,045

Services-Computer Integrated Systems Design - 0.63%
Open Text Corp. (Canada)	1,500	49,605

Services-Computer Programming Services - 3.81%
Cognizant Technology Solutions Corp. Class A	1,720	124,270
VeriSign, Inc. (2)	650	177,691

		301,961

Services - Computer Programming, Data Processing, Etc. - 19.40%
Alphabet, Inc. Class A	2,810	598,277
Baidu, Inc. ADR (2)	540	51,462
DXC Technology Co. (2)	3,700	53,465
Match Group, Inc.	5,100	190,434
Meta Platforms, Inc. Class A	590	435,833
Zoom Video Communications, Inc. (2)	2,550	207,621

		1,537,092

Services-Management Consulting Services - 3.56%
Booz Allen Hamilton Holding Corp. Class A	750	81,540
CGI, Inc. Class A (Canada)	1,700	165,206
The Hackett Group, Inc.	1,680	34,978

		281,724

Services - Prepackaged Software - 16.11%
Adobe, Inc. (2)	350	124,845
Check Point Software Technologies Ltd. (Israel) (2)	1,480	285,847
DocuSign, Inc. (2)	2,550	195,483
DropBox, Inc. Class A (2)	7,400	215,044
Microsoft Corp.	310	157,074
Progress Software Corp. (2)	3,000	138,870
Salesforce, Inc.	620	158,875

		1,276,038

Ship & Boat Building & Repairing - 1.40%
Huntington Ingalls Industries, Inc.	410	111,024

Telephone Communications (No Radiotelephone) - 1.56%
Verizon Communications, Inc.	2,800	123,844

Wholesale-Electronic Parts & Equipment - 4.69%
Arrow Electronics, Inc. (2)	810	102,327
Ituran Location & Control Ltd. (Israel)	7,991	269,457

		371,784

Total Common Stock	(Cost $ 5,312,791)	6,910,319

Money Market Fund - 12.93%

Fidelity Institutional Money Market - Treasury Portfolio - Class I - 3.92% (3)	1,024,611	1,024,611

Total Money Market Fund	(Cost $ 1,024,611)	1,024,611

Total Investments - 100.16%	(Cost $ 6,337,402)	7,934,930

Liabilities in Excess of Other Assets - (0.16%)		(12,527)

Total Net Assets - 100.00%		7,922,403

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 29, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$7,934,930	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$7,934,930	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at August 31, 2025.
ADR - American Depositary Receipt
PLC- Public Limited Company